Debt - Senior Secured Notes (Details) - USD ($)		12 Months Ended
	Sep. 25, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Aug. 25, 2020	Jun. 15, 2020
Debt Instrument [Line Items]
Loss on extinguishment of debt		$ 0	$ 0	$ 5,999,000
2025 Secured Notes | Senior Notes
Debt Instrument [Line Items]
Debt, face amount						$ 650,000,000
Interest rate		6.125%				6.125%
Repayments of debt				123,500,000
Loss on extinguishment of debt				6,000,000
Early redemption premium				3,700,000
Write off of debt issuance costs				$ 2,300,000
Outstanding principal borrowings on the credit facility		$ 526,500,000
Debt issuance costs, gross		$ 3,800,000
2028 Secured Notes | Senior Notes
Debt Instrument [Line Items]
Debt, face amount					$ 500,000,000
Interest rate		4.625%			4.625%
Debt issuance costs, gross		$ 5,500,000
2031 Secured Notes | Senior Notes
Debt Instrument [Line Items]
Debt, face amount	$ 500,000,000
Interest rate	7.375%	7.375%
2031 Secured Notes | Line of Credit | Revolving Credit Facility
Debt Instrument [Line Items]
Debt issuance costs, gross		$ 6,300,000
Asset Based Liability Facility Due 2027 | Line of Credit
Debt Instrument [Line Items]
Repayments of outstanding indebtedness	$ 494,000,000
Asset Based Liability Facility Due 2027 | Line of Credit | Revolving Credit Facility
Debt Instrument [Line Items]
Outstanding principal borrowings on the credit facility		2,000,000,000	$ 31,800,000
Debt issuance costs, gross		$ 26,800,000